Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	4.94%	5.40%	5.65%
Effect on tax rates in different tax jurisdiction	1.08%	(0.77%)	(1.62%)
Effect of preferential tax rate	(1.48%)	(1.29%)	2.72%
Research and development super deduction	(6.41%)	(12.22%)	(12.45%)
HK tax-free interest income	(0.24%)
Others	(0.18%)	1.37%	0.05%
Changes in valuation allowance	0.57%	2.94%
Effective income tax rate	23.28%	20.43%	19.35%